RELATED PARTY TRANSACTIONS AND BALANCES - Balances with related parties (Details)			12 Months Ended
	Mar. 07, 2022 USD ($)	Mar. 07, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Feb. 08, 2022 USD ($)	Feb. 08, 2022 CNY (¥)
Related Party Transaction
Media deposits				$ 1,426,419	$ 104,390
Prepayments				2,361,779	3,314,744
Due to related parties				0	14,499
Amounts due from related parties				1,748,769	28,667
Horgos Zhijiantiancheng
Related Party Transaction
Media deposits				1,426,419	104,390
Prepayments				2,361,779	3,314,744
Ms. Wenxiu Zhong
Related Party Transaction
Due from related parties				1,720,102	1,734,604
Due to related party					14,502
Due to related parties					14,499
Amounts due from related parties						$ 1,713,225	¥ 10,917,701
Ms. Wenxiu Zhong | Equity Ownership Dispute
Related Party Transaction
Amount of damages			¥ 11,053,940	1,734,604
Amount of proceeds received from related parties	$ 1,734,604	¥ 11,053,940
Anruitai
Related Party Transaction
Due from related parties				$ 28,667	$ 28,667